Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	36,772,000	13,872,000	13,872,000
Common stock, shares outstanding (in shares)	36,772,000	13,872,000	13,872,000